Leases (Tables)	12 Months Ended
Mar. 31, 2022
Leases
Summary of components of operating lease cost

	Year ended March 31,
	2020	2021	2022

	(in millions of RMB)
Operating lease cost	5,600	6,812	10,982
Variable lease cost	79	47	837
Total operating lease cost	5,679	6,859	11,819

Summary of future lease payments under operating leases

Amounts
(in millions of RMB)
For the year ending March 31,
2023	6,717
2024	5,888
2025	4,978
2026	4,244
2027	3,614
Thereafter	20,335
45,776
Less: imputed interest	(10,523)
Total operating lease liabilities (Note 19)	35,253